UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (78.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, November 1, 2045			$24,000,000	$25,153,126

				25,153,126
U.S. Government Agency Mortgage Obligations (74.1%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, December 1, 2045			5,000,000	5,582,813
5 1/2s, TBA, November 1, 2045			5,000,000	5,585,938
4 1/2s, TBA, November 1, 2045			5,000,000	5,417,969
4s, TBA, November 1, 2045			2,000,000	2,129,219
3 1/2s, TBA, December 1, 2045			55,000,000	57,120,509
3 1/2s, TBA, November 1, 2045			55,000,000	57,247,267
3s, TBA, December 1, 2045			148,000,000	149,283,441
3s, TBA, November 1, 2045			188,000,000	190,041,567

				472,408,723

Total U.S. government and agency mortgage obligations (cost $498,250,626)				$497,561,849

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$163,260	$197,972

U.S. Treasury Notes
2.000%, February 15, 2025(i)			154,000	152,854
1.625%, July 31, 2020(i)			111,000	112,068

Total U.S. treasury obligations (cost $462,894)				$462,894

MORTGAGE-BACKED SECURITIES (46.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.005s, 2037			$136,044	$217,986
IFB Ser. 2979, Class AS, 23.556s, 2034			24,482	27,792
IFB Ser. 3072, Class SM, 23.079s, 2035			265,168	406,407
IFB Ser. 3072, Class SB, 22.932s, 2035			237,515	363,947
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,759,363	848,594
Ser. 4000, Class PI, IO, 4 1/2s, 2042			2,697,839	457,284
Ser. 4024, Class PI, IO, 4 1/2s, 2041			4,632,993	815,879
Ser. 4462, IO, 4s, 2045			4,391,000	892,076
Ser. 4193, Class PI, IO, 4s, 2043			6,920,305	1,096,882
Ser. 4062, Class DI, IO, 4s, 2039			11,383,907	1,310,502
Ser. 304, Class C53, IO, 4s, 2032			3,330,456	527,844
Ser. 303, Class C19, IO, 3 1/2s, 2043			11,441,372	2,231,399
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,851,577	754,112
Ser. 4122, Class AI, IO, 3 1/2s, 2042			8,106,660	1,065,256
Ser. 4122, Class CI, IO, 3 1/2s, 2042			7,345,523	965,239
Ser. 4105, Class HI, IO, 3 1/2s, 2041			3,688,574	487,187
Ser. 4379, Class CI, 3 1/2s, 2033			9,715,007	1,201,649
Ser. 304, IO, 3 1/2s, 2027			6,401,746	692,861
Ser. 304, Class C37, IO, 3 1/2s, 2027			4,742,510	506,310
Ser. 4165, Class TI, IO, 3s, 2042			16,192,882	1,922,095
Ser. 4183, Class MI, IO, 3s, 2042			7,277,692	859,495
Ser. 4210, Class PI, IO, 3s, 2041			5,064,022	466,246
Ser. 4437, Class DI, IO, 3s, 2032			7,549,588	816,714
Ser. 304, Class C45, IO, 3s, 2027			6,101,220	634,666
FRB Ser. T-57, Class 1AX, IO, 0.384s, 2043			3,748,653	39,668
Ser. 3326, Class WF, zero %, 2035			3,052	2,460

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.718s, 2036			215,352	413,684
IFB Ser. 07-53, Class SP, 23.478s, 2037			225,637	358,254
IFB Ser. 08-24, Class SP, 22.561s, 2038			224,795	322,549
IFB Ser. 05-75, Class GS, 19.659s, 2035			189,322	263,552
IFB Ser. 05-83, Class QP, 16.882s, 2034			278,088	366,674
IFB Ser. 13-41, Class SP, IO, 6.003s, 2040			2,692,687	327,538
IFB Ser. 13-18, Class SB, IO, 5.953s, 2041			3,607,668	580,474
Ser. 374, Class 6, IO, 5 1/2s, 2036			436,264	74,933
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.197s, 2025			758,000	750,420
Ser. 12-132, Class PI, IO, 5s, 2042			6,333,027	1,156,411
Ser. 378, Class 19, IO, 5s, 2035			1,353,679	263,967
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.747s, 2025			653,000	641,638
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			1,875,992	432,416
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			13,865,149	2,184,316
Ser. 409, Class 81, IO, 4 1/2s, 2040			6,378,825	1,193,261
Ser. 409, Class 82, IO, 4 1/2s, 2040			7,930,930	1,487,977
Ser. 366, Class 22, IO, 4 1/2s, 2035			424,834	25,290
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,353,902	281,503
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.197s, 2025			1,604,000	1,525,448
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.197s, 2025			307,000	291,817
Ser. 418, Class C24, IO, 4s, 2043			5,688,814	1,165,674
Ser. 13-41, Class IP, IO, 4s, 2043			5,034,210	834,370
Ser. 13-44, Class PI, IO, 4s, 2043			4,789,858	711,743
Ser. 13-60, Class IP, IO, 4s, 2042			3,616,897	607,671
Ser. 12-96, Class PI, IO, 4s, 2041			3,067,674	480,428
Ser. 409, Class C16, IO, 4s, 2040			4,863,865	878,049
Ser. 418, Class C15, IO, 3 1/2s, 2043			12,564,317	2,485,625
Ser. 12-110, Class BI, IO, 3 1/2s, 2039			6,665,406	712,621
Ser. 12-145, Class TI, IO, 3s, 2042			7,480,529	715,139
Ser. 13-35, Class IP, IO, 3s, 2042			6,427,625	674,398
Ser. 13-53, Class JI, IO, 3s, 2041			5,499,793	626,371
Ser. 13-23, Class PI, IO, 3s, 2041			6,537,260	551,483
FRB Ser. 03-W10, Class 1, IO, 0.804s, 2043			570,664	10,544
FRB Ser. 00-T6, IO, 0.711s, 2030			2,809,335	59,698
Ser. 99-51, Class N, PO, zero %, 2029			27,483	24,735

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.956s, 2043			2,740,518	424,205
IFB Ser. 11-70, Class SH, IO, 5.691s, 2041			4,733,001	751,127
Ser. 14-122, Class IC, IO, 5s, 2044			3,968,767	767,956
Ser. 14-25, Class MI, IO, 5s, 2043			3,292,823	655,996
Ser. 13-22, Class IE, IO, 5s, 2043			4,587,092	886,896
Ser. 13-22, Class OI, IO, 5s, 2043			4,340,599	837,649
Ser. 13-3, Class IT, IO, 5s, 2043			3,871,853	747,113
Ser. 13-6, Class IC, IO, 5s, 2043			3,551,083	682,447
Ser. 12-146, IO, 5s, 2042			3,483,891	683,853
Ser. 13-6, Class CI, IO, 5s, 2042			2,631,381	472,096
Ser. 13-130, Class IB, IO, 5s, 2040			2,618,518	241,163
Ser. 13-16, Class IB, IO, 5s, 2040			2,957,346	164,728
Ser. 11-41, Class BI, IO, 5s, 2040			1,865,069	169,908
Ser. 10-35, Class UI, IO, 5s, 2040			2,015,724	385,293
Ser. 10-20, Class UI, IO, 5s, 2040			3,680,853	653,130
Ser. 10-9, Class UI, IO, 5s, 2040			16,657,942	3,208,919
Ser. 09-121, Class UI, IO, 5s, 2039			7,794,392	1,465,969
Ser. 15-79, Class GI, IO, 5s, 2039			3,317,810	676,004
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			6,955,507	1,271,404
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,415,973	243,307
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			1,456,720	231,502
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,326,618	81,852
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			465,087	61,922
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			7,200,756	1,237,450
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			6,505,635	1,138,798
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			7,312,145	1,288,108
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			4,370,073	767,948
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			2,912,586	659,293
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,625,346	169,491
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,989,912	443,503
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,584,154	91,897
Ser. 15-53, Class MI, IO, 4s, 2045			6,746,236	1,558,023
Ser. 15-40, IO, 4s, 2045			7,782,845	1,868,739
Ser. 14-174, IO, 4s, 2044			5,038,017	998,883
Ser. 14-4, Class IC, IO, 4s, 2044			3,309,274	570,916
Ser. 13-165, Class IL, IO, 4s, 2043			2,932,364	496,801
Ser. 12-56, Class IB, IO, 4s, 2042			2,893,202	503,773
Ser. 12-47, Class CI, IO, 4s, 2042			7,464,914	1,251,985
Ser. 13-76, IO, 3 1/2s, 2043			13,064,099	1,535,815
Ser. 13-28, IO, 3 1/2s, 2043			4,210,074	564,578
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			6,136,152	761,067
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			8,920,840	1,064,167
Ser. 13-14, IO, 3 1/2s, 2042			12,525,361	1,424,259
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			6,553,457	800,308
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			7,303,885	1,457,855
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			3,477,262	717,220
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			11,061,799	1,603,297
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			7,641,350	978,093
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			5,901,100	903,517
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			9,298,408	1,044,583
Ser. 15-H20, Class CI, IO, 2.252s, 2065			11,749,927	1,433,858
Ser. 15-H15, Class BI, IO, 2.205s, 2065			7,138,695	903,491
Ser. 15-H25, Class EI, IO, 1.838s, 2065			10,873,000	1,163,411
Ser. 15-H20, Class AI, IO, 1.834s, 2065			11,283,307	1,359,300
FRB Ser. 15-H08, Class CI, IO, 1.791s, 2065			8,637,817	994,699
Ser. 15-H23, Class BI, IO, 1.703s, 2065			12,085,731	1,366,292
Ser. 13-H08, Class CI, IO, 1.665s, 2063			15,755,029	1,280,096
Ser. 06-36, Class OD, PO, zero %, 2036			8,290	7,106

				93,264,280
Commercial mortgage-backed securities (20.4%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			2,148,000	2,160,989

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.345s, 2051			134,923,006	841,785

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.286s, 2045			1,456,000	1,455,714

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			38,777	38,311

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566s, 2045(F)			2,750,000	2,727,521
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	1,024,584
Ser. 05-PWR7, Class B, 5.214s, 2041			1,641,000	1,637,718

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.522s, 2039			1,877,000	1,873,490
FRB Ser. 06-PW11, Class C, 5.522s, 2039			1,554,000	1,551,032
FRB Ser. 06-PW14, Class XW, IO, 0.644s, 2038			37,355,952	101,608

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.12s, 2044			2,160,000	2,084,250
FRB Ser. 07-CD5, Class XS, IO, 0.156s, 2044			48,160,513	113,401

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047			1,068,000	1,110,063
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			2,000,000	1,926,800

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			1,022,000	1,006,620

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.457s, 2046			529,000	487,103

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.766s, 2046			6,171,000	6,267,422

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.796s, 2049			1,138,000	1,136,169
Ser. 06-C8, Class AJ, 5.377s, 2046			2,849,000	2,844,442

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.17s, 2046			646,000	616,930
FRB Ser. 13-LC6, Class D, 4.286s, 2046			475,000	443,765
Ser. 13-LC13, Class E, 3.719s, 2046			1,331,000	1,012,342
Ser. 14-CR18, Class E, 3.6s, 2047			1,371,000	1,005,464
FRB Ser. 07-C9, Class AJFL, 0.885s, 2049			642,000	632,389

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.716s, 2039			45,450,148	440,866

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,231,299	615,650

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.801s, 2050			1,071,000	892,280

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.422s, 2044			359,000	376,663

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.964s, 2020			3,881,171	59,304

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	743,105

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,371,000	1,369,396
FRB Ser. 05-GG3, Class D, 4.986s, 2042			970,317	970,956

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.284s, 2044			5,173,000	5,179,466

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			545,785	546,981

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.411s, 2046			1,084,000	1,001,714
FRB Ser. 05-GG4, Class XC, IO, 0.576s, 2039			12,463,214	49,853

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.631s, 2045			156,000	161,301
FRB Ser. 13-GC16, Class E, 5.316s, 2046			1,693,000	1,571,951
Ser. 11-GC3, Class E, 5s, 2044			1,347,000	1,288,141
FRB Ser. 14-GC18, Class D, 4.948s, 2047			3,247,000	2,920,404

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562s, 2046			1,068,000	955,540
FRB Ser. 14-C18, Class E, 4.31s, 2047			914,000	696,011
FRB Ser. 14-C25, Class D, 3.949s, 2047			1,838,000	1,517,269
Ser. 14-C25, Class E, 3.332s, 2047			1,823,000	1,294,539

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			1,703,000	1,740,176
FRB Ser. 06-LDP7, Class B, 5.911s, 2045			1,231,000	615,500
FRB Ser. 06-LDP6, Class B, 5.56s, 2043			1,841,000	1,829,883
Ser. 06-LDP8, Class B, 5.52s, 2045			736,000	734,292
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,933,560

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			1,087,000	1,093,631
FRB Ser. 07-CB20, Class C, 6.176s, 2051			1,904,000	1,818,986
FRB Ser. 11-C3, Class F, 5.549s, 2046			1,113,000	1,138,154
FRB Ser. 12-C8, Class E, 4.665s, 2045			536,000	512,898
FRB Ser. 13-C13, Class D, 4.056s, 2046			528,000	479,741
Ser. 13-C13, Class E, 3.986s, 2046			1,537,000	1,193,019
Ser. 13-C10, Class E, 3 1/2s, 2047			1,865,000	1,481,743
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			1,249,000	995,203
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051			90,243,714	471,550

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			706,205	734,953
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,009,873

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			910,000	911,620
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,745,888
Ser. 06-C6, Class D, 5.502s, 2039			3,168,000	3,151,305
Ser. 07-C1, Class AJ, 5.484s, 2040			188,000	188,451
FRB Ser. 06-C6, Class C, 5.482s, 2039			3,000,000	2,850,000
Ser. 06-C1, Class AJ, 5.276s, 2041			944,000	962,616

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.357s, 2048			977,000	814,417

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			10,107	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051			428,000	460,284
FRB Ser. 05-CIP1, Class B, 5.369s, 2038			660,776	654,320
Ser. 04-KEY2, Class D, 5.046s, 2039			2,993,000	2,971,362

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.867s, 2037			69,802	4,377
FRB Ser. 07-C5, Class X, IO, 5.501s, 2049			2,015,694	221,122

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			1,969,000	1,974,572

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	887,955

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047			1,073,000	953,643
FRB Ser. 13-C10, Class E, 4.082s, 2046			1,634,000	1,421,090
Ser. 14-C17, Class E, 3 1/2s, 2047			1,673,000	1,216,474
Ser. 14-C19, Class D, 3 1/4s, 2047			1,200,000	971,671

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,526,908
Ser. 07-HQ11, Class C, 5.558s, 2044			2,693,000	2,692,273
FRB Ser. 06-HQ8, Class D, 5.495s, 2044			1,715,000	1,711,364
Ser. 06-HQ10, Class B, 5.448s, 2041			1,600,000	1,527,276

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.268s, 2043			798,000	788,025

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,992,493	1,821,895

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	75,200

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,146,394	286,598

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.494s, 2046			1,040,000	975,842

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6s, 2045			3,584,000	3,579,269
FRB Ser. 06-C25, Class AJ, 5.72s, 2043			638,000	646,166
Ser. 06-C24, Class AJ, 5.658s, 2045			1,025,000	1,029,203
FRB Ser. 07-C34, IO, 0.303s, 2046			26,572,057	199,290

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,398,090

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.777s, 2045			1,094,000	976,067
FRB Ser. 13-LC12, Class D, 4.299s, 2046			592,000	557,269
Ser. 14-LC18, Class D, 3.957s, 2047			1,734,000	1,411,601

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044			122,000	128,952
Ser. 12-C6, Class E, 5s, 2045			1,243,000	1,148,942
Ser. 11-C4, Class F, 5s, 2044			1,993,000	2,028,874
FRB Ser. 14-C19, Class E, 4.971s, 2047			2,746,000	2,295,204
FRB Ser. 13-C18, Class D, 4.67s, 2046			924,000	900,062
FRB Ser. 13-C15, Class D, 4.481s, 2046			1,688,000	1,550,910
Ser. 14-C19, Class D, 4.234s, 2047			1,542,000	1,327,759
Ser. 13-C12, Class E, 3 1/2s, 2048			1,628,000	1,309,889

				129,788,560
Residential mortgage-backed securities (non-agency) (11.2%)

Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2, 2.652s, 2036			312,943	247,225

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.268s, 2046			1,380,000	1,060,502
FRB Ser. 12-RR5, Class 4A8, 0.364s, 2035			900,000	827,711

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 5.818s, 2036			1,350,000	1,282,851
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035			1,448,773	1,248,843
FRB Ser. 09-RR11, Class 2A2, 2.66s, 2035			1,970,000	1,763,150
FRB Ser. 15-RR2, Class 26A2, 2.652s, 2036			528,000	465,501
FRB Ser. 15-RR3, Class 5A3, 0.394s, 2046			1,558,000	1,086,674

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.122s, 2034			1,222,416	1,185,659

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.072s, 2034			76,336	45,366
FRB Ser. 05-HE5, Class M3, 1.277s, 2035			2,017,000	1,653,940
FRB Ser. 06-HE2, Class M1, 0.597s, 2036(F)			1,700,000	1,448,740

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD1, Class M2, 1.697s, 2036(F)			900,000	735,750

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.497s, 2025 (Bermuda)			1,062,000	1,054,035

Citigroup Mortgage Loan Trust 144A FRB Ser. 12-4, Class 3A2, 2.65s, 2036			1,638,947	1,450,550

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.547s, 2035			2,620,664	2,265,564
FRB Ser. 05-59, Class 1A1, 0.524s, 2035			4,599,440	3,660,800
FRB Ser. 05-62, Class 1A1, 0.497s, 2035			1,916,216	1,580,878
FRB Ser. 06-OC2, Class 2A3, 0.487s, 2036			776,382	694,861
FRB Ser. 06-OA2, Class A5, 0.424s, 2046			1,481,992	1,141,134

Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-2, Class M4, 1.262s, 2035(F)			3,770,000	3,279,900
FRB Ser. 05-16, Class MV2, 0.677s, 2036			950,000	717,250

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 2.923s, 2036			3,200,000	3,001,027
FRB Ser. 13-2R, Class 4A2, 2.451s, 2036			2,899,926	2,305,441

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.697s, 2025			2,746,833	3,188,250
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.397s, 2027			680,000	770,851
Structured Agency Credit Risk Debt Notes Ser. 15-DNA2, Class B, 7.737s, 2027			1,706,000	1,649,702

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 5.894s, 2028			715,000	727,870

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	746,898	1,158,961
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	2,002,000	2,201,614

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$1,240	1,239

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.747s, 2035			1,563,637	1,130,666

GSAA Home Equity Trust
FRB Ser. 05-9, Class M3, 0.727s, 2035			1,300,000	919,591
FRB Ser. 05-9, Class M1, 0.677s, 2035			3,300,000	2,689,500

GSAA Trust FRB Ser. 05-8, Class M1, 0.687s, 2035			1,000,000	750,000

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.557s, 2036			1,682,000	1,194,220

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047			860,000	619,200
Ser. 15-R4, Class CB3, 0.598s, 2047			160,000	78,400

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.727s, 2035			736,214	651,359
FRB Ser. 05-3, Class A2, 0.547s, 2035			866,026	775,180

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			666,536	669,189

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.404s, 2047			1,200,000	693,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.697s, 2045			4,527,085	3,983,835
FRB Ser. 05-AR13, Class A1C3, 0.687s, 2045			7,206,199	6,156,555
FRB Ser. 05-AR8, Class 2AC2, 0.657s, 2045			2,165,674	1,896,675
FRB Ser. 05-AR13, Class A1B2, 0.627s, 2045			1,532,608	1,370,765
FRB Ser. 05-AR17, Class A1B2, 0.607s, 2045			1,380,986	1,194,553
FRB Ser. 05-AR19, Class A1C4, 0.597s, 2045			1,351,499	1,183,102
FRB Ser. 05-AR8, Class 2AC3, 0.587s, 2045			753,294	655,761
FRB Ser. 05-AR6, Class 2A1C, 0.537s, 2045			956,803	856,339

				71,369,729

Total mortgage-backed securities (cost $295,736,043)				$294,422,569

CORPORATE BONDS AND NOTES (32.9%)(a)
			Principal amount	Value

Basic materials (2.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$529,000	$525,033

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			596,000	654,110

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			207,000	178,538

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			265,000	225,913

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			155,000	163,138

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			155,000	167,013

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			471,000	489,840

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			245,000	252,963

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			340,000	340,850

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	462,250

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			485,000	463,175

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	426,300

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			250,000	233,125

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			68,000	50,660

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			85,000	63,431

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			486,000	475,065

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			450,000	423,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			376,000	382,580

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			79,000	72,680

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			463,000	337,701

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			118,000	87,910

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			681,000	725,265

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			357,000	403,856

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			730,000	636,925

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			546,000	513,595

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			100,000	93,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			615,000	645,369

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			207,000	140,760

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			526,000	552,300

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			367,000	383,515

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			274,000	219,200

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			346,000	3

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			187,000	159,885

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			320,000	321,136

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			755,000	756,888

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			245,000	237,038

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			653,000	674,223

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			125,000	106,875

PQ Corp. 144A sr. notes 8 3/4s, 2018			208,000	209,820

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			540,000	471,150

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			502,000	512,040

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			105,000	110,775

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			247,000	276,023

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			320,000	334,400

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			140,000	143,850

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			129,000	132,548

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			200,000	210,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			278,000	339,599

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			285,000	292,838

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			95,000	98,325

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			110,000	108,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			45,000	43,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			70,000	69,475

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			142,000	129,575

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			25,000	20,440

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			285,000	302,100

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			266,000	273,648

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			125,000	120,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			476,000	491,470

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			553,000	575,120

				18,310,692
Capital goods (2.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,115,000	1,169,356

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			974,000	1,088,445

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			280,000	276,500

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			415,000	419,150

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			315,000	325,238

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			524,000	489,940

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			240,000	247,200

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			154,000	152,460

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			155,000	161,975

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			553,000	604,153

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			145,000	158,231

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			237,000	244,110

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			818,000	654,400

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			195,000	202,800

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	167,023

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$591,000	603,189

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			158,000	213,666

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			605,000	624,663

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			419,000	350,913

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			315,000	321,300

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			365,000	343,556

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			215,000	216,075

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			744,000	760,740

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			80,000	80,400

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			555,000	578,033

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)		EUR	135,000	148,824

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			$662,000	655,512

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	110,775

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			95,000	96,663

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			570,000	571,425

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			540,000	529,875

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			330,000	332,267

				12,898,857
Communication services (4.1%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			400,000	401,000

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			1,000,000	962,500

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			350,000	321,125

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	501,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	390,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	47,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			223,000	233,593

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			618,000	624,180

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			820,000	820,000

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			348,000	345,355

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	95,108

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			432,000	415,040

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			12,000	11,529

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			697,000	750,146

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			205,000	216,788

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			250,000	219,873

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			124,000	120,280

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			480,000	424,800

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			610,000	549,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			305,000	291,733

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			160,000	142,880

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	103,644

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			348,000	364,746

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			465,000	482,438

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			142,000	147,413

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			190,000	150,100

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	291,508

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			278,000	164,715

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			532,000	313,880

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			140,000	143,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			150,000	158,063

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			475,000	483,313

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			170,000	172,125

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	123,986

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)			$450,000	450,000

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)			1,075,000	1,075,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			413,000	421,301

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	410,687

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			420,000	429,429

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			125,000	130,469

Sprint Capital Corp. company guaranty 6 7/8s, 2028			745,000	618,350

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			695,000	709,769

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			238,000	221,340

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			656,000	721,187

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			929,000	859,325

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			465,000	427,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			658,000	672,805

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			175,000	180,031

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			320,000	320,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			480,000	493,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			455,000	461,825

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			291,000	290,091

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	680,000	823,438

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	200,000	237,524

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	219,600	257,783

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	233,100	273,631

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	481,500	561,865

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$662,000	686,825

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	481,500	783,373

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$609,000	580,073

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			811,000	809,986

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	290,000	324,518

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$225,000	226,688

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	218,440

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			534,000	423,195

Ziggo Bond Finance BV 144A sr. unsec. notes 4 5/8s, 2025 (Netherlands)		EUR	115,000	118,089

				26,201,967
Consumer cyclicals (5.5%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			$255,000	263,925

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025			240,000	241,800

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			385,000	388,850

Asbury Automotive Gorup, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			110,000	116,325

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			512,000	559,169

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			430,000	402,050

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			222,000	125,430

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			344,000	364,640

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			535,000	536,338

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	219,375

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			570,000	586,388

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 5 7/8s, 2024			195,000	204,750

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			562,000	604,150

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			100,000	102,250

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	244,988

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			165,000	165,825

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			140,000	138,075

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			83,000	87,773

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			298,000	306,940

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			865,000	901,763

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			254,000	168,910

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			661,000	684,135

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			440,000	445,500

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			155,000	163,331

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			105,000	109,463

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			705,000	754,350

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			80,000	79,203

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			313,000	273,875

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			400,000	412,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			145,000	150,075

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			616,000	642,919

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	466,886

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$195,000	213,342

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	336,477

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$842,000	875,680

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			615,000	505,838

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			674,000	570,373

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			98,000	99,838

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			355,000	373,638

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			168,000	167,160

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			71,000	64,965

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			280,000	211,400

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			535,000	488,188

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			457,000	518,695

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			190,000	207,100

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	137,800

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			187,000	194,013

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			374,000	390,830

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			580,000	580,000

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			200,000	207,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			256,000	261,440

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			175,000	182,875

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			640,000	630,000

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			95,000	95,713

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			410,000	436,650

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			378,000	385,560

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			348,000	370,620

Navistar International Corp. sr. notes 8 1/4s, 2021			265,000	206,700

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			260,000	261,950

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			721,000	748,903

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			220,000	228,525

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			598,000	617,435

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			371,000	393,260

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			315,000	326,813

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			459,000	473,918

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	248,187

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			390,000	384,173

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			513,000	523,260

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			439,000	453,268

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			330,000	334,950

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			235,000	243,519

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			265,000	306,738

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			388,000	388,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	82,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			80,000	83,400

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	588,300

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			365,000	370,475

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			122,000	111,020

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			680,000	601,800

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			115,000	79,925

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			345,000	346,725

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			227,000	233,810

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			44,000	44,110

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			366,000	358,680

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			333,000	351,315

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			505,000	536,563

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	52,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			770,000	798,875

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			25,000	27,313

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	32,025

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			240,000	255,900

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			417,000	402,405

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			165,000	162,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			747,000	752,603

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			359,000	375,155

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			8,000	8,340

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			493,000	488,070

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	813,000	947,827

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			$680,000	680,000

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			320,000	328,800

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	213,180

				34,871,236
Consumer staples (1.9%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			310,000	321,625

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			828,000	888,030

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			400,000	414,500

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			170,000	172,338

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			795,000	831,769

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			549,000	553,804

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			241,000	237,385

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			926,000	814,880

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	117,875

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	598,163

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	223,500

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			461,000	452,933

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	283,931

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			330,000	347,738

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			800,000	502,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			310,000	301,475

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	157,125

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	847,463

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	139,050

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			225,000	241,313

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			202,000	206,545

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			320,000	320,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			540,000	546,750

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			430,000	463,325

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			481,000	521,938

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			330,000	334,950

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			310,000	309,225

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			330,000	344,355

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			405,000	350,325

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			454,000	486,915

				12,331,225
Energy (5.4%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			300,000	269,250

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			240,000	220,800

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			324,000	298,080

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			385,000	317,625

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			41,000	34,440

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			935,000	635,800

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			245,000	178,238

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	120,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	1,700

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			634,500	361,665

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			510,000	321,300

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			216,000	133,920

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	533,669

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			448,000	450,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	204,765

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			205,000	129,663

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	55,130

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			202,000	143,420

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)			3,185,000	2,962,050

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			302,000	83,050

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			355,000	299,975

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			146,000	126,290

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			201,000	177,131

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			104,000	91,520

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			780,000	793,650

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	585,063

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,077,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			390,000	132,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			765,000	256,753

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			340,000	355,300

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			100,000	96,750

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			160,000	144,800

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	88,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			389,000	384,138

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			340,000	88,400

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			353,000	77,660

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			407,000	105,820

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			605,000	142,175

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			184,000	10

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,134,000

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	158,600

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	182,700

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			240,000	228,000

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			196,000	169,050

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			324,000	276,210

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			211,000	61,981

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			200,000	30,500

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			635,000	96,838

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	265,815

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	377,898

Petrobras Global Finance BV company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	909,600

Petrobras Global Finance BV company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			40,000	28,700

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	781,200

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,035,000	2,279,775

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			2,067,000	713,115

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			3,438,000	2,578,500

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			5,469,995	3,336,697

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			2,345,000	828,723

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			390,000	160,992

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	334,475

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,647,000

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			95,000	91,074

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			525,000	453,666

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			135,000	114,750

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			240,000	204,000

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			210,000	204,356

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			220,000	218,900

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			210,000	202,650

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			175,000	176,313

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)			950,000	2,375

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			470,000	287,288

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			365,000	353,977

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			45,000	13,613

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	240,100

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	103,000	53,564

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$125,000	91,875

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			105,000	52,479

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			70,000	32,900

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			582,000	467,055

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			450,000	420,750

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	348,033

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			574,000	519,470

				34,608,807
Financials (5.6%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			778,000	789,670

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			618,000	749,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,541,100

American International Group, Inc. jr. sub. FRB 8.175s, 2058			163,000	215,160

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	1,630,000	1,810,462

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,455,000	1,284,765

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			250,000	250,625

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			148,000	149,295

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			185,000	193,327

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			175,000	178,022

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	194,005

CIT Group, Inc. sr. unsec. notes 5s, 2023			255,000	267,113

CIT Group, Inc. sr. unsec. notes 5s, 2022			315,000	331,931

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	334,413

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			155,000	157,325

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	506,425

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	403,275

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			215,000	228,438

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			230,000	239,200

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			262,000	81,220

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			372,000	372,000

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			373,000	257,370

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	616,250

Dresdner Funding Trust I 144A bonds 8.151s, 2031			379,000	467,118

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			277,000	296,168

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			371,000	383,058

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			172,000	76,540

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB 5.13s, perpetual maturity (United Kingdom)		EUR	486,000	539,774

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$161,000	156,573

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			475,000	473,813

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			440,000	453,200

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	21,800

iStar, Inc. sr. unsec. notes 5s, 2019(R)			25,000	24,469

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	839,787

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	175,000	467,394

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			$320,000	358,400

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	185,186

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			505,000	527,725

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	182,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	456,585

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			228,000	208,050

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			228,000	241,965

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			275,000	287,375

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			305,000	308,813

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	109,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			560,000	540,400

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			600,000	627,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			230,000	240,925

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			410,000	424,350

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s, perpetual maturity (United Kingdom)		EUR	300,000	346,390

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$235,000	240,947

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			550,000	585,607

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			600,000	606,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	512,500

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			205,000	206,025

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			365,000	363,175

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			1,385,000	1,402,313

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			158,000	124,030

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	484,946

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			$425,000	385,688

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			456,000	456,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	190,905

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			600,000	615,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			468,000	458,640

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			1,300,000	1,230,125

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			2,486,000	2,608,436

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			4,750,000	4,536,250

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			315,000	255,150

				35,657,786
Health care (2.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			455,000	473,200

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			195,000	192,563

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			442,000	412,165

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			110,000	110,825

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			305,000	303,475

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			145,000	147,719

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			85,000	85,638

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			298,000	260,005

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			563,000	487,699

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			489,000	498,780

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			580,000	566,950

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			295,000	289,100

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			410,000	406,925

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)			320,000	320,800

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			323,000	330,268

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			120,000	123,150

HCA, Inc. sr. notes 6 1/2s, 2020			1,744,000	1,953,280

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	147,520

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			370,000	370,463

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			12,000	12,690

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			329,000	299,390

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			310,000	315,176

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	461,601	732,952

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			$1,075,000	1,146,219

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			644,000	679,420

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			267,000	268,669

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			115,000	117,588

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			80,000	80,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			228,000	227,430

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			833,000	889,228

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			393,000	424,440

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			80,000	81,200

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020			390,000	387,075

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			70,000	64,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	62,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			90,000	78,075

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			195,000	163,800

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			370,000	311,263

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			413,000	347,694

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			392,000	341,040

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			610,000	637,450

				15,148,724
Technology (1.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	187,875

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			260,000	275,600

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	97,650

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,085,000	881,563

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			273,000	277,095

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			174,000	199,448

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			146,000	161,542

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			377,000	429,780

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			710,000	744,613

First Data Corp. 144A company guaranty sr. unsec. notes 7s, 2023(FWC)			450,000	457,875

First Data Corp. 144A sr. notes 5 3/8s, 2023			375,000	381,563

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	266,250

Infor US, Inc. 144A sr. notes 5 3/4s, 2020			132,000	134,640

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			810,000	767,475

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			430,000	450,963

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			165,000	174,900

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			433,000	440,578

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			455,000	444,530

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			345,000	342,413

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			286,000	239,525

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	380,000	452,291

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	515,000	599,891

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$532,000	580,545

				8,988,605
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			475,000	435,813

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			633,000	633,000

				1,068,813
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			965,000	895,038

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	330,150

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	147,600

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			790,000	748,525

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	116,050

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			85,000	89,675

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			615,000	596,105

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			40,000	40,100

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			783,000	781,043

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			30,000	30,075

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			577,000	684,525

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			321,338	344,233

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			346,000	372,019

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	135,450

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			230,000	177,100

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			899,000	782,130

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			441,000	365,479

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	92,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,368,125

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			200,000	183,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			396,000	406,679

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	271,544

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			195,000	189,510

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			132,000	121,151

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			457,000	443,290

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			205,000	69,188

				9,780,184

Total corporate bonds and notes (cost $225,099,853)				$209,866,896

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.2%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,540,000	$2,520,950

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			5,889,962	5,624,913

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			6,082,041	6,751,065

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	3,500	889,218

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$100,000	105,250

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			558,655	573,459

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	521,574

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$250,000	225,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			375,000	400,859

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			65,000	68,023

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	667,275

Dominican (Republic of) 144A sr. unsec. notes 5 1/2s, 2025 (Dominican Republic)			1,650,000	1,633,500

Egypt (Government of) 144A sr. unsec. notes 5 7/8s, 2025 (Egypt)			315,000	294,525

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)			1,900,000	1,662,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			468,000	472,774

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			1,677,959	1,445,142

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	3,680,000	3,682,145

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	2,873,000	2,908,384

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	1,146,472	744,681

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	134,941	87,875

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	1,176,344	780,875

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	866,021	576,287

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	584,559	391,645

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	542,459	367,907

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	591,295	406,711

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	400,059	279,511

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	2,313,586	1,645,979

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	461,295	333,668

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	2,546,624	1,880,550

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	1,271,042	957,230

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,705,993	2,086,642

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	5,744,811	4,545,917

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	1,315,156	1,055,908

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	2,857,365	2,325,596

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,355,000	1,287,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,723,142

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			400,000	370,080

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			600,000	598,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	475,463

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine) (In default)(NON)			3,240,000	2,535,300

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,094,800

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			100,000	38,375

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	231,075

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			605,000	260,906

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	1,191,670

Total foreign government and agency bonds and notes (cost $63,956,363)				$58,720,099

SENIOR LOANS (1.7%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$542,056	$540,023

Asurion, LLC bank term loan FRN 8 1/2s, 2021			329,000	295,360

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			161,392	153,928

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			194,513	183,620

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			319,198	265,467

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			514,127	393,950

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			1,955,958	1,782,366

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			164,175	146,013

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			592,500	522,511

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			235,797	233,439

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			412,572	412,363

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			671,300	671,067

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			206,042	193,336

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			491,044	327,895

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.948s, 2019			743,000	621,467

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			989,517	983,827

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022			240,000	239,775

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			375,000	362,500

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			665,174	648,317

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			182,688	179,902

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			281,438	275,246

ROC Finance, LLC bank term loan FRN 5s, 2019			593,214	557,621

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			135,000	131,963

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			268,636	261,585

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			1,053,286	356,142

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			10,810	3,655

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			238,821	221,387

Total senior loans (cost $12,421,573)				$10,964,725

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$209,244,000	$1,046

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		87,981,400	29,914

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		9,241,300	541,725

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		9,241,300	299,566

Goldman Sachs International

2.0775/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.0775		83,935,200	532,149

0.90/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.90		226,793,700	340,191

1.36/3 month USD-LIBOR-BBA/Nov-20	Nov-15/1.36		166,457,000	174,780

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		8,552,050	113,571

1.285/3 month USD-LIBOR-BBA/Nov-20	Nov-15/1.285		166,457,000	86,557

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		87,981,400	22,875

(2.5025)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.5025		83,935,200	8,394

JPMorgan Chase Bank N.A.

(2.148)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.148		83,228,400	429,459

0.98/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.98		106,366,500	249,961

1.898/3 month USD-LIBOR-BBA/Nov-25	Nov-15/1.898		83,228,400	154,805

Total purchased swap options outstanding (cost $5,449,647)				$2,984,993

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$100.98		$21,000,000	$115,122

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.86		21,000,000	101,871

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.66		21,000,000	88,347

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.50		21,000,000	75,264

Total purchased options outstanding (cost $1,063,125)				$380,604

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			408	$410,040

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			16,265	420,125

M/I Homes, Inc. Ser. A, $2.438 pfd.			8,790	223,231

Total preferred stocks (cost $968,655)				$1,053,396

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$270,538

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			130,000	92,056

Total convertible bonds and notes (cost $340,862)				$362,594

COMMON STOCKS (—%)(a)
			Shares	Value

Connacher Oil and Gas, Ltd. (Canada)(NON)			13,781	$5,480

Connacher Oil and Gas, Ltd. (Canada)(NON)			3,140	1,235

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			22,950	230

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	230

Tribune Media Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $756,781)				$30,416

SHORT-TERM INVESTMENTS (9.3%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.15%(AFF)		Shares	27,000,272	$27,000,272

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	270,000	270,000

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			$2,392,000	2,389,249

U.S. Treasury Bills 0.11%, April 21, 2016(SEGSF)(SEGCCS)			7,867,000	7,859,432

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)(SEGCCS)			3,326,000	3,323,253

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)(SEGCCS)			6,953,000	6,948,147

U.S. Treasury Bills 0.03%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			6,985,000	6,983,456

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)(SEGCCS)			2,603,000	2,602,407

U.S. Treasury Bills 0.05%, February 4, 2016(SEG)(SEGSF)(SEGCCS)			1,740,000	1,739,520

U.S. Treasury Bills 0.10%, January 14, 2016(SEGSF)			21,000	20,996

Total short-term investments (cost $59,147,644)				$59,136,732

TOTAL INVESTMENTS

Total investments (cost $1,163,654,066)(b)				$1,135,947,767

FORWARD CURRENCY CONTRACTS at 10/31/15 (aggregate face value $236,928,126) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/16/15	$549,626	$545,885	$3,741
	Chilean Peso	Sell	1/20/16	510,051	511,073	1,022
	Euro	Sell	12/16/15	2,899,557	2,985,560	86,003
	Mexican Peso	Buy	1/20/16	3,217,574	3,119,176	98,398
	New Taiwan Dollar	Buy	11/18/15	6,431,665	6,492,155	(60,490)
	New Taiwan Dollar	Sell	11/18/15	6,516,073	6,474,455	(41,618)
	New Zealand Dollar	Buy	1/20/16	1,919,550	1,815,041	104,509
	Norwegian Krone	Sell	12/16/15	1,223,053	1,230,888	7,835
	Swedish Krona	Sell	12/16/15	1,100,942	1,091,477	(9,465)
Barclays Bank PLC
	British Pound	Buy	12/16/15	208,845	207,407	1,438
	Euro	Sell	12/16/15	7,060,726	7,216,566	155,840
	Japanese Yen	Buy	11/18/15	6,639,840	6,593,465	46,375
	Japanese Yen	Sell	11/18/15	6,639,840	6,646,334	6,494
	Mexican Peso	Buy	1/20/16	3,124,653	3,025,709	98,944
	New Zealand Dollar	Sell	1/20/16	1,410,691	1,341,038	(69,653)
	Norwegian Krone	Sell	12/16/15	1,650,941	1,656,546	5,605
	Singapore Dollar	Buy	11/18/15	3,496,469	3,481,882	14,587
	Singapore Dollar	Sell	11/18/15	3,496,469	3,547,978	51,509
	Swedish Krona	Buy	12/16/15	1,285,048	1,383,363	(98,315)
	Swiss Franc	Buy	12/16/15	2,647,790	2,693,880	(46,090)
Citibank, N.A.
	Brazilian Real	Sell	1/5/16	104,050	102,390	(1,660)
	British Pound	Buy	12/16/15	1,386,241	1,376,604	9,637
	Canadian Dollar	Sell	1/20/16	329,253	325,426	(3,827)
	Euro	Buy	12/16/15	230,644	237,414	(6,770)
	Japanese Yen	Sell	11/18/15	1,419,787	1,381,996	(37,791)
	Mexican Peso	Buy	1/20/16	2,604,773	2,530,744	74,029
	Norwegian Krone	Buy	12/16/15	2,081,089	2,146,541	(65,452)
	Swedish Krona	Sell	12/16/15	3,467,131	3,526,120	58,989
	Swiss Franc	Buy	12/16/15	322,387	332,013	(9,626)
Credit Suisse International
	British Pound	Buy	12/16/15	2,255,839	2,240,221	15,618
	Canadian Dollar	Sell	1/20/16	1,084,616	1,068,856	(15,760)
	Euro	Sell	12/16/15	2,847,289	2,943,948	96,659
	Indian Rupee	Buy	11/18/15	3,160,471	3,158,774	1,697
	Japanese Yen	Sell	11/18/15	262,681	164,678	(98,003)
	New Zealand Dollar	Buy	1/20/16	138,578	131,091	7,487
	Norwegian Krone	Sell	12/16/15	2,773,072	2,858,970	85,898
	Singapore Dollar	Buy	11/18/15	3,455,589	3,442,575	13,014
	Singapore Dollar	Sell	11/18/15	3,455,589	3,506,971	51,382
	Swedish Krona	Sell	12/16/15	115,492	117,435	1,943
	Swiss Franc	Sell	12/16/15	165,145	167,969	2,824
Deutsche Bank AG
	British Pound	Buy	12/16/15	395,188	392,445	2,743
	Canadian Dollar	Sell	1/20/16	3,157,681	3,120,413	(37,268)
	Czech Koruna	Sell	12/16/15	3,131,314	3,204,682	73,368
	Euro	Buy	12/16/15	1,200,318	1,220,860	(20,542)
	Israeli Shekel	Sell	1/20/16	448,949	448,021	(928)
	Japanese Yen	Sell	11/18/15	3,146,876	3,063,399	(83,477)
	Norwegian Krone	Sell	12/16/15	1,039,098	1,071,532	32,434
	Polish Zloty	Sell	12/16/15	1,749,893	1,778,547	28,654
	Swedish Krona	Sell	12/16/15	26,878	27,345	467
	Swiss Franc	Sell	12/16/15	1,753,474	1,784,411	30,937
Goldman Sachs International
	Australian Dollar	Buy	1/20/16	1,251,504	1,235,841	15,663
	British Pound	Buy	12/16/15	3,233,328	3,212,089	21,239
	Canadian Dollar	Buy	1/20/16	1,179,027	1,187,863	(8,836)
	Euro	Sell	12/16/15	4,706,417	4,854,144	147,727
	Japanese Yen	Sell	11/18/15	1,603,281	1,658,096	54,815
	Norwegian Krone	Sell	12/16/15	1,371,429	1,414,145	42,716
	Swedish Krona	Buy	12/16/15	1,604,412	1,619,666	(15,254)
HSBC Bank USA, National Association
	British Pound	Sell	12/16/15	1,438,953	1,428,598	(10,355)
	Canadian Dollar	Sell	1/20/16	591,998	585,018	(6,980)
	Euro	Sell	12/16/15	6,718,501	6,915,883	197,382
	Japanese Yen	Sell	11/18/15	75,390	52,362	(23,028)
	New Zealand Dollar	Buy	1/20/16	904,122	854,897	49,225
	Swedish Krona	Buy	12/16/15	923,644	939,724	(16,080)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/20/16	91,778	90,634	1,144
	British Pound	Sell	12/16/15	727,954	723,108	(4,846)
	Canadian Dollar	Sell	1/20/16	2,142,630	2,090,143	(52,487)
	Euro	Sell	12/16/15	7,044,000	7,196,348	152,348
	Indian Rupee	Buy	11/18/15	3,179,890	3,173,583	6,307
	Japanese Yen	Sell	11/18/15	338,664	532,709	194,045
	New Taiwan Dollar	Sell	11/18/15	3,237,053	3,303,143	66,090
	New Zealand Dollar	Buy	1/20/16	59,862	56,621	3,241
	Norwegian Krone	Sell	12/16/15	395,429	365,852	(29,577)
	Singapore Dollar	Buy	11/18/15	3,562,818	3,549,745	13,073
	Singapore Dollar	Sell	11/18/15	3,562,818	3,612,882	50,064
	South African Rand	Buy	1/20/16	939,138	926,171	12,967
	South Korean Won	Sell	11/18/15	140,955	125,349	(15,606)
	Swedish Krona	Sell	12/16/15	1,964,690	2,062,115	97,425
	Swiss Franc	Buy	12/16/15	335,254	341,264	(6,010)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	1,554,684	1,573,649	(18,965)
	British Pound	Buy	12/16/15	2,171,992	2,134,922	37,070
	Canadian Dollar	Buy	1/20/16	1,714,380	1,753,388	(39,008)
	Euro	Sell	12/16/15	5,832,348	5,971,304	138,956
	Japanese Yen	Sell	11/18/15	1,592,953	1,690,059	97,106
	New Zealand Dollar	Buy	1/20/16	1,772,757	1,730,356	42,401
	Norwegian Krone	Sell	12/16/15	656,618	637,216	(19,402)
	Singapore Dollar	Buy	11/18/15	1,710,244	1,689,240	21,004
	Singapore Dollar	Sell	11/18/15	1,710,244	1,735,906	25,662
	South Korean Won	Sell	11/18/15	32,598	56,237	23,639
	Swedish Krona	Sell	12/16/15	1,036,406	984,076	(52,330)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	1,144,596	1,130,134	14,462
	Brazilian Real	Buy	1/5/16	676,553	614,856	61,697
	British Pound	Buy	12/16/15	346,021	343,620	2,401
	Canadian Dollar	Buy	1/20/16	2,050,284	2,047,385	2,899
	Euro	Sell	12/16/15	7,254,176	7,370,756	116,580
	Hungarian Forint	Buy	12/16/15	3,361,563	3,370,555	(8,992)
	Japanese Yen	Sell	11/18/15	557,753	474,165	(83,588)
	Norwegian Krone	Buy	12/16/15	47,456	48,939	(1,483)
	Singapore Dollar	Buy	11/18/15	4,981,981	4,948,823	33,158
	Singapore Dollar	Sell	11/18/15	4,981,981	5,045,041	63,060
	Swedish Krona	Sell	12/16/15	1,013,207	1,030,808	17,601
	Swiss Franc	Sell	12/16/15	688,948	700,767	11,819
UBS AG
	Australian Dollar	Buy	1/20/16	1,698,744	1,746,842	(48,098)
	British Pound	Buy	12/16/15	2,788,048	2,768,657	19,391
	Canadian Dollar	Sell	1/20/16	1,842,503	1,821,521	(20,982)
	Euro	Sell	12/16/15	5,058,105	5,207,396	149,291
	Israeli Shekel	Sell	1/20/16	17,641	17,397	(244)
	Japanese Yen	Sell	11/18/15	1,314,493	1,279,211	(35,282)
	Norwegian Krone	Buy	12/16/15	41,587	42,858	(1,271)
	Swedish Krona	Sell	12/16/15	137,601	87,410	(50,191)
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	107,713	108,187	474
	Euro	Sell	12/16/15	4,278,691	4,404,414	125,723
	Japanese Yen	Buy	11/18/15	3,466,992	3,356,635	110,357
	Japanese Yen	Sell	11/18/15	3,466,992	3,473,976	6,984
	New Zealand Dollar	Buy	1/20/16	1,583,880	1,476,027	107,853
	South Korean Won	Sell	11/18/15	29,818	15,131	(14,687)

Total						$2,334,822

FUTURES CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	10	$1,728,760	Dec-15	$37,800
U.S. Treasury Bond 30 yr (Long)	54	8,447,625	Dec-15	(10,574)
U.S. Treasury Bond Ultra 30 yr (Long)	48	7,668,000	Dec-15	20,200
U.S. Treasury Note 10 yr (Short)	304	38,817,000	Dec-15	(182,456)

Total				$(135,030)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/15 (premiums $10,128,356) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	$209,244,000	$209
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	52,311,000	2,616
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	87,981,400	6,159
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	87,981,400	11,438
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	9,241,300	887,424
Goldman Sachs International

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	175,962,800	12,317
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	8,552,050	19,328
2.29/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	41,967,600	47,843
(0.725)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.725	226,793,700	88,450
(0.8125)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.8125	226,793,700	185,971
(1.435)/3 month USD-LIBOR-BBA/Nov-20	Nov-15/1.435	166,457,000	324,591
(2.29)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	41,967,600	844,808
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.83	106,366,500	89,348
(0.905)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.905	106,366,500	158,484
(2.023)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.023	41,614,200	203,077
2.023/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.023	41,614,200	459,421
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	3,346,241

Total			$6,687,725

WRITTEN OPTIONS OUTSTANDING at 10/31/15 (premiums $1,056,563) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$99.98	$21,000,000	$43,491
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.92	21,000,000	40,467
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.86	21,000,000	37,611
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.77	21,000,000	33,684
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.19	21,000,000	16,527
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.03	21,000,000	13,545
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.98	21,000,000	12,747
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.86	21,000,000	10,836

Total			$208,908

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.00/3 month USD-LIBOR-BBA/Nov-25 (Purchased)	Nov-15/2.00	$83,228,400	$(332,914)	$24,969
(2.238)/3 month USD-LIBOR-BBA/Nov-25 (Purchased)	Nov-15/2.238	83,228,400	(332,914)	(98,210)
2.119/3 month USD-LIBOR-BBA/Nov-25 (Written)	Nov-15/2.119	41,614,200	332,914	71,701
(2.119)/3 month USD-LIBOR-BBA/Nov-25 (Written)	Nov-15/2.119	41,614,200	332,914	(51,976)
Citibank, N.A.

1.475/3 month USD-LIBOR-BBA/Nov-20 (Purchased)	Nov-15/1.475	83,228,400	(220,555)	4,161
1.399/3 month USD-LIBOR-BBA/Nov-20 (Purchased)	Nov-15/1.399	83,228,400	(124,843)	2,497
(1.551)/3 month USD-LIBOR-BBA/Nov-20 (Written)	Nov-15/1.551	83,228,400	345,398	(20,807)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	11,591,775	(284,033)	(2,202)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	11,591,775	(294,535)	(43,817)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	21,148,700	(139,835)	(55,811)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	42,297,400	(297,139)	(128,965)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	11,591,775	(308,434)	(150,287)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	11,591,775	(324,570)	(186,709)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	50,772,000	336,365	270,412
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	50,772,000	324,570	246,244
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	84,594,800	270,703	28,762
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	42,297,400	129,515	9,728
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	50,772,000	292,309	(79,204)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	50,772,000	289,400	(134,546)

Total			$(5,684)	$(294,060)

TBA SALE COMMITMENTS OUTSTANDING at 10/31/15 (proceeds receivable $254,950,664) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, November 1, 2045	$5,000,000	11/12/15	$5,585,938
Federal National Mortgage Association, 3 1/2s, November 1, 2045	55,000,000	11/12/15	57,247,267
Federal National Mortgage Association, 3s, December 1, 2045	1,000,000	12/10/15	1,008,672
Federal National Mortgage Association, 3s, November 1, 2045	188,000,000	11/12/15	190,041,567

Total			$253,883,444

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	57,159,012	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(384,108)
PLN	23,326,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(1,038,972)
PLN	11,630,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(523,219)
PLN	9,735,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(433,739)
PLN	2,858,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	43,012
PLN	2,858,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	42,273
PLN	8,574,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	124,741
PLN	8,574,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	160,554
PLN	8,574,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	154,995
PLN	15,908,000	—	11/2/17	6 month PLN-WIBOR-WIBO	2.30%	3,540
PLN	58,114,000	—	11/2/17	1.52%	6 month PLN-WIBOR-WIBO	1,805
ZAR	43,715,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(214,944)
ZAR	29,143,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(144,294)
ZAR	58,304,000	—	8/25/25	8.3575%	3 month ZAR-JIBAR-SAFEX	(64,923)
Goldman Sachs International
KRW	3,385,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	61,584
JPMorgan Chase Bank N.A.
BRL	57,734,478	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(526,782)
BRL	25,281,804	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(120,622)
PLN	2,655,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	(19,585)
PLN	55,270,000	—	8/20/17	6 month PLN-WIBOR-WIBO	1.71%	44,321
PLN	2,844,000	—	8/21/17	6 month PLN-WIBOR-WIBO	1.71%	2,285
ZAR	30,236,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(141,076)
ZAR	90,708,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(456,231)
ZAR	16,647,000	—	3/10/25	3 month ZAR-JIBAR-SAFEX	7.91%	(16,826)
ZAR	60,858,000	—	8/21/25	8.28%	3 month ZAR-JIBAR-SAFEX	(45,180)
ZAR	457,834,000	—	8/18/17	7.06%	3 month ZAR-JIBAR-SAFEX	(135,108)
ZAR	91,287,000	—	8/24/25	8.44%	3 month ZAR-JIBAR-SAFEX	(140,227)
ZAR	114,458,500	—	9/9/17	3 month ZAR-JIBAR-SAFEX	7.185%	47,156
ZAR	343,375,500	—	10/16/17	3 month ZAR-JIBAR-SAFEX	6.82%	(57,894)

Total		$—	$(3,777,464)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$21,197,000		$(110,377)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$124,518
		21,197,000		290,246	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(417,102)
		21,197,000		(186,686)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	284,436
		83,935,200		(492,129)	10/9/25	3 month USD-LIBOR-BBA	2.155%	364,127
		41,967,600		490,467	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(589,979)
		41,967,600		(278,338)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(292,088)
		20,983,800		267,392	10/28/25	2.235%	3 month USD-LIBOR-BBA	(75,910)
		83,935,200		(605,441)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(457,865)
		41,967,600		582,796	10/28/25	2.2625%	3 month USD-LIBOR-BBA	(210,796)
		41,967,600		(273,343)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(32,246)
		20,983,800		272,512	10/29/25	2.31%	3 month USD-LIBOR-BBA	(217,866)
		62,951,400		(397,421)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(319,221)
		31,475,700		396,178	10/27/25	2.25%	3 month USD-LIBOR-BBA	(164,535)
		724,373,000	(E)	4,305,069	12/16/17	1.25%	3 month USD-LIBOR-BBA	(474,344)
		4,960,000	(E)	174,465	12/16/25	2.35%	3 month USD-LIBOR-BBA	56,824
		31,475,700		260,833	9/29/25	2.235%	3 month USD-LIBOR-BBA	(314,629)
		10,491,900		209,481	9/29/45	2.703%	3 month USD-LIBOR-BBA	(206,646)
		262,643,000	(E)	257,076	12/16/20	1.70%	3 month USD-LIBOR-BBA	(1,658,379)
		24,963,000	(E)	49,729	12/16/45	3 month USD-LIBOR-BBA	2.70%	892,530
		23,426,000		(310)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(269,822)
		11,645,000		(154)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(34,567)
		4,900,000		(65)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(9,867)
		4,896,000		(65)	10/6/25	1.945%	3 month USD-LIBOR-BBA	44,550
		4,896,000		(65)	10/6/25	1.939%	3 month USD-LIBOR-BBA	47,278
		46,774,000		(175)	10/7/17	3 month USD-LIBOR-BBA	0.72225%	(86,611)
		46,774,000		(175)	10/7/17	3 month USD-LIBOR-BBA	0.71967%	(89,030)
		46,774,000		(175)	10/7/17	3 month USD-LIBOR-BBA	0.72163%	(87,192)
		7,773,000		(63)	10/7/20	1.3645%	3 month USD-LIBOR-BBA	40,254
		24,624,000		(325)	10/7/25	2.0085%	3 month USD-LIBOR-BBA	80,403
		6,575,000		(224)	10/7/45	2.54395%	3 month USD-LIBOR-BBA	(25,140)
		12,920,000		(171)	10/7/25	3 month USD-LIBOR-BBA	2.046%	2,434
		9,520,000		(126)	10/7/25	3 month USD-LIBOR-BBA	2.051%	6,214
		30,821,600		(248)	10/19/20	1.345%	3 month USD-LIBOR-BBA	208,120
		30,821,600		(248)	10/19/20	1.34757%	3 month USD-LIBOR-BBA	204,241
		31,383,200		(253)	10/19/20	1.35331%	3 month USD-LIBOR-BBA	199,210
		18,951,300		(250)	10/28/25	2.013%	3 month USD-LIBOR-BBA	79,746
		6,295,100		(83)	10/28/25	2.044%	3 month USD-LIBOR-BBA	8,400
	AUD	8,093,000		(76)	10/8/25	6 month AUD-BBR-BBSW	2.9525%	35,593
	AUD	4,243,000		(25)	10/9/20	2.40%	6 month AUD-BBR-BBSW	(4,769)
	AUD	2,200,000		(21)	10/9/25	6 month AUD-BBR-BBSW	2.90375%	2,786
	AUD	1,779,000		(17)	10/9/25	6 month AUD-BBR-BBSW	2.915%	3,526
	AUD	11,422,000		(67)	10/16/20	2.37%	6 month AUD-BBR-BBSW	(2,247)
	AUD	32,123,000		(88)	10/22/17	1.975%	3 month AUD-BBR-BBSW	(20,961)
	AUD	17,010,000		(5,562)	9/28/25	3.00%	6 month AUD-BBR-BBSW	(136,429)
	AUD	4,352,000		(41)	10/6/25	2.9225%	6 month AUD-BBR-BBSW	(11,409)
	AUD	20,294,000		(117)	10/8/20	2.41125%	6 month AUD-BBR-BBSW	(30,900)
	AUD	34,512,000		(92)	10/8/17	1.9725%	3 month AUD-BBR-BBSW	(20,126)
	AUD	15,222,000		(87)	10/8/20	2.45%	6 month AUD-BBR-BBSW	(43,236)
	AUD	20,294,000		(117)	10/8/20	2.4175%	6 month AUD-BBR-BBSW	(35,216)
	AUD	10,101,000		(58)	10/8/20	2.445%	6 month AUD-BBR-BBSW	(26,974)
	AUD	10,768,000		(101)	10/8/25	6 month AUD-BBR-BBSW	2.92%	25,091
	AUD	5,349,000		(50)	10/8/25	6 month AUD-BBR-BBSW	2.94875%	22,249
	AUD	9,866,000		(58)	10/13/20	6 month AUD-BBR-BBSW	2.47%	33,904
	AUD	6,126,000		(59)	10/13/25	3.0025%	6 month AUD-BBR-BBSW	(45,680)
	AUD	11,081,000		(66)	10/14/20	2.4675%	6 month AUD-BBR-BBSW	(38,660)
	AUD	5,860,000		(56)	10/16/25	2.8775%	6 month AUD-BBR-BBSW	2,277
	CAD	86,200,000		(129,301)	6/17/17	3 month CAD-BA-CDOR	0.92%	(36,258)
	CAD	55,288,000		(412)	6/17/20	3 month CAD-BA-CDOR	1.24%	195,794
	CAD	2,117,000		(23)	4/17/25	1.89%	3 month CAD-BA-CDOR	(3,843)
	CAD	8,466,000		(92)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(32,080)
	CAD	7,516,000		(81)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(15,576)
	CAD	18,970,000		(223)	6/17/25	2.253%	3 month CAD-BA-CDOR	(552,346)
	CAD	9,050,000		(98)	5/21/25	3 month CAD-BA-CDOR	2.1875%	232,798
	CAD	5,616,000		(60)	6/29/25	3 month CAD-BA-CDOR	2.255%	160,725
	CAD	3,433,000		(37)	6/29/25	3 month CAD-BA-CDOR	2.27%	101,973
	CAD	3,202,000		(33)	7/29/25	3 month CAD-BA-CDOR	2.03%	37,204
	CAD	10,930,000		80,711	7/17/25	3 month CAD-BA-CDOR	2.035%	217,873
	CAD	3,046,000		(31)	7/23/25	3 month CAD-BA-CDOR	2.0125%	32,389
	CAD	5,280,000		(53)	8/5/25	1.9575%	3 month CAD-BA-CDOR	(31,977)
	CAD	3,294,000		(33)	8/7/25	1.9625%	3 month CAD-BA-CDOR	(20,865)
	CAD	3,127,000		(32)	8/14/25	3 month CAD-BA-CDOR	1.9375%	13,118
	CAD	43,100,000		(122)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(95,334)
	CAD	9,485,000		(95)	8/27/25	1.9375%	3 month CAD-BA-CDOR	(34,323)
	CAD	3,527,000		(35)	9/3/25	1.8925%	3 month CAD-BA-CDOR	(146)
	CAD	3,531,000		(35)	9/10/25	3 month CAD-BA-CDOR	1.90%	826
	CAD	3,409,000		(34)	9/15/25	1.915%	3 month CAD-BA-CDOR	(3,718)
	CAD	27,644,000		(170)	9/18/20	1.165%	3 month CAD-BA-CDOR	22,889
	CAD	8,025,000		(81)	10/23/25	1.91625%	3 month CAD-BA-CDOR	5,283
	CAD	3,672,000		(36)	9/24/25	1.855%	3 month CAD-BA-CDOR	13,577
	CAD	3,388,000		(34)	10/2/25	1.9%	3 month CAD-BA-CDOR	2,893
	CAD	7,063,000		(44)	10/7/20	1.22%	3 month CAD-BA-CDOR	(5,146)
	CAD	36,681,000		(227)	10/7/20	1.21156%	3 month CAD-BA-CDOR	(15,091)
	CAD	23,365,000		(67)	10/7/17	3 month CAD-BA-CDOR	0.822%	(9,118)
	CAD	45,033,000		(130)	10/7/17	3 month CAD-BA-CDOR	0.82%	(18,930)
	CAD	10,196,000		(103)	10/7/25	3 month CAD-BA-CDOR	1.91%	(3,915)
	CAD	8,625,000		(53)	10/7/20	1.218%	3 month CAD-BA-CDOR	(5,636)
	CAD	7,297,000		(74)	10/14/25	1.865%	3 month CAD-BA-CDOR	28,617
	CAD	35,385,000		(101)	10/23/17	3 month CAD-BA-CDOR	0.81%	(22,576)
	CAD	36,635,000		(104)	10/23/17	3 month CAD-BA-CDOR	0.805%	(26,153)
	CAD	15,968,000		(98)	10/27/20	3 month CAD-BA-CDOR	1.07659%	(82,545)
	CAD	5,795,000		(58)	10/29/25	1.907%	3 month CAD-BA-CDOR	9,457
	CAD	6,584,000		(66)	10/30/25	3 month CAD-BA-CDOR	1.9225%	(4,002)
	CHF	32,650,000		(131)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(109,279)
	CHF	6,450,000		(91)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	131,982
	CHF	6,450,000		(93)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(174,216)
	CHF	32,650,000		(134)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	94,664
	CHF	3,326,000		(47)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(85,182)
	CHF	9,024,000		(76)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	(59,186)
	CHF	5,536,000		(46)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	(35,733)
	CHF	6,558,000		(91)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	26,273
	CHF	33,002,000		(127)	10/9/17	0.685%	6 month CHF-LIBOR-BBA	62,605
	CHF	13,107,000		(109)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	(86,676)
	CHF	5,937,000		(49)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	(34,352)
	CHF	22,726,000		(89)	10/15/17	0.678%	6 month CHF-LIBOR-BBA	46,517
	EUR	1,499,000	(E)	5,327	12/16/17	0.25%	6 month EUR-EURIBOR-REUTERS	(3,452)
	EUR	28,397,000	(E)	181,766	12/16/20	0.50%	6 month EUR-EURIBOR-REUTERS	(131,470)
	EUR	18,781,000	(E)	560,645	12/16/25	6 month EUR-EURIBOR-REUTERS	0.75%	199,717
	GBP	90,000	(E)	(727)	12/16/17	6 month GBP-LIBOR-BBA	1.25%	(105)
	GBP	1,847,000	(E)	(32,478)	12/16/20	6 month GBP-LIBOR-BBA	1.75%	(1,869)
	GBP	3,005,000	(E)	(36,532)	12/16/25	6 month GBP-LIBOR-BBA	2.00%	(15,209)
	JPY	75,973,000		(25)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	81,245
	JPY	148,765,000		(50)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	157,919
	JPY	4,165,600,000		(163)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	238,747
	JPY	911,400,000		(159)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(968,668)
	JPY	73,652,000		(13)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	78,968
	JPY	85,000,000		(26)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	40,490
	JPY	502,000,000		(151)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	230,979
	JPY	2,619,000,000		(186)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(106,649)
	JPY	1,546,600,000		(110)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(64,416)
	JPY	26,010,000		(8)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	12,108
	JPY	89,088,000		(10)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	(5,893)
	JPY	2,887,474,000		(174)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	(352,739)
	JPY	2,317,603,000		(138)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	301,915
	JPY	854,854,000		(93)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	(124,910)
	JPY	716,631,000		(41)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	106,357
	JPY	700,699,000		(75)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(134,237)
	JPY	767,466,000		(81)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(147,718)
	JPY	767,249,000		(81)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(149,551)
	JPY	2,156,001,000		(126)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	437,904
	JPY	652,407,000		(38)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	(95,393)
	JPY	2,317,603,000		(136)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	354,744
	JPY	521,371,000		(57)	9/14/25	0.525%	6 month JPY-LIBOR-BBA	(25,366)
	JPY	743,369,000		(44)	7/15/25	0.6275%	6 month JPY-LIBOR-BBA	(108,887)
	JPY	683,854,000		(40)	8/7/25	6 month JPY-LIBOR-BBA	0.575%	67,232
	JPY	753,545,000		(80)	8/14/25	6 month JPY-LIBOR-BBA	0.558%	62,270
	JPY	720,494,000		(79)	9/8/25	0.545%	6 month JPY-LIBOR-BBA	(48,003)
	JPY	701,346,000		(78)	9/10/25	0.5375%	6 month JPY-LIBOR-BBA	(42,086)
	JPY	1,286,802,000		(77)	10/29/25	0.483%	6 month JPY-LIBOR-BBA	(5,606)
	JPY	1,593,830,000		(175)	9/28/25	0.48%	6 month JPY-LIBOR-BBA	(14,415)
	JPY	654,354,000		(39)	10/9/25	6 month JPY-LIBOR-BBA	0.49625%	12,832
	JPY	1,763,475,000		(105)	11/2/25	6 month JPY-LIBOR-BBA	0.48125%	2,248
	JPY	952,275,000		(104)	11/2/25	6 month JPY-LIBOR-BBA	0.46875%	(8,611)
	NOK	46,248,000		(45)	10/9/20	1.32%	6 month NOK-NIBOR-NIBR	(7,971)
	NOK	57,982,000		(26)	10/9/17	6 month NOK-NIBOR-NIBR	0.99%	3,316
	NOK	28,991,000		(28)	10/9/20	1.31%	6 month NOK-NIBOR-NIBR	(3,344)
	NOK	71,228,000		(33)	10/12/17	6 month NOK-NIBOR-NIBR	0.975%	2,165
	NOK	58,466,000		(57)	10/12/20	1.285%	6 month NOK-NIBOR-NIBR	1,671
	NOK	58,466,000		(58)	10/13/20	1.36725%	6 month NOK-NIBOR-NIBR	(25,852)
	NOK	71,228,000		(33)	10/13/17	6 month NOK-NIBOR-NIBR	1.01%	8,365
	NOK	109,082,000		(51)	10/14/17	6 month NOK-NIBOR-NIBR	1.02125%	13,860
	NOK	154,873,000		(71)	10/22/17	6 month NOK-NIBOR-NIBR	0.9965%	13,262
	NOK	122,042,000		(198)	10/23/25	6 month NOK-NIBOR-NIBR	1.92%	19,320
	NOK	38,304,000		(37)	10/29/20	6 month NOK-NIBOR-NIBR	1.2775%	(4,060)
	NOK	25,232,000		(40)	10/29/25	1.88%	6 month NOK-NIBOR-NIBR	7,003
	NZD	9,312,000		(51)	10/23/20	3.09%	3 month NZD-BBR-FRA	(12,707)
	NZD	8,691,000		(78)	10/29/25	3 month NZD-BBR-FRA	3.4925%	(13,546)
	NZD	4,081,000		(36)	11/2/25	3.5075%	3 month NZD-BBR-FRA	3,263
	NZD	33,961,000		(178)	10/9/20	3.03%	3 month NZD-BBR-FRA	10,473
	NZD	18,911,000		(46)	10/9/17	2.705%	3 month NZD-BBR-FRA	11,442
	NZD	8,362,000		(45)	10/12/20	3.0525%	3 month NZD-BBR-FRA	(2,733)
	NZD	4,336,000		(23)	10/14/20	3.0775%	3 month NZD-BBR-FRA	(4,715)
	NZD	11,148,000		(28)	10/14/17	3 month NZD-BBR-FRA	2.725%	(4,191)
	NZD	7,333,000		(18)	10/14/17	3 month NZD-BBR-FRA	2.721%	(3,144)
	NZD	7,690,000		(42)	10/20/20	3.0475%	3 month NZD-BBR-FRA	(680)
	NZD	22,831,000		(58)	10/29/17	2.7675%	3 month NZD-BBR-FRA	(5,873)
	SEK	28,528,000		(46)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	37,278
	SEK	43,573,000		(71)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	(156,153)
	SEK	12,284,000		(19)	7/29/25	1.32%	3 month SEK-STIBOR-SIDE	(8,065)
	SEK	12,225,000		(19)	8/6/25	3 month SEK-STIBOR-SIDE	1.34%	10,588
	SEK	10,559,000		(16)	7/23/25	1.4275%	3 month SEK-STIBOR-SIDE	(20,138)
	SEK	12,832,000		(19)	8/11/25	1.3575%	3 month SEK-STIBOR-SIDE	(13,162)
	SEK	8,952,000		(14)	8/27/25	1.3025%	3 month SEK-STIBOR-SIDE	(2,480)
	SEK	13,532,000		(21)	8/28/25	3 month SEK-STIBOR-SIDE	1.3075%	4,386
	SEK	10,028,000		(16)	9/22/25	3 month SEK-STIBOR-SIDE	1.35%	5,681
	SEK	29,986,000		(47)	9/25/25	3 month SEK-STIBOR-SIDE	1.315%	4,159
	SEK	37,469,000		(60)	10/23/25	1.3955%	3 month SEK-STIBOR-SIDE	(29,784)
	SEK	143,112,000		(64)	9/25/17	3 month SEK-STIBOR-SIDE	0.17%	(23,452)
	SEK	29,986,000		(47)	9/28/25	3 month SEK-STIBOR-SIDE	1.3075%	804
	SEK	143,112,000		(64)	9/28/17	3 month SEK-STIBOR-SIDE	0.17125%	(22,760)
	SEK	12,650,000		(20)	9/30/25	3 month SEK-STIBOR-SIDE	1.34125%	5,036
	SEK	567,089,000		(258)	10/9/17	3 month SEK-STIBOR-SIDE	0.1522%	(109,764)
	SEK	100,026,000		(98)	10/9/20	0.5036%	3 month SEK-STIBOR-SIDE	(61,563)
	SEK	53,745,000		(86)	10/9/25	3 month SEK-STIBOR-SIDE	1.355%	24,956
	SEK	188,904,000		(86)	10/14/17	0.17875%	3 month SEK-STIBOR-SIDE	23,383
	SEK	294,970,000		(133)	10/23/17	0.187%	3 month SEK-STIBOR-SIDE	28,889
	SEK	46,488,000		(45)	10/23/20	0.498%	3 month SEK-STIBOR-SIDE	(23,249)
	SEK	291,840,000		(130)	10/27/17	0.244%	3 month SEK-STIBOR-SIDE	(11,350)
	SEK	94,943,000		(42)	10/29/17	0.2675%	3 month SEK-STIBOR-SIDE	(8,991)

	Total			$5,822,466	$(4,358,481)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$517,380	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$1,303
	984,792	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,056
	935,705	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,356
	869,771	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,462
	2,615,798	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,554)
	363,554	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	271
	977,271	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,766
	4,560,596	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,909
	892,053	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,408
	2,283,819	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,976)
	2,863,077	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,104
	879,819	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	656
	111,643	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	275
	399,052	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,130
	482,259	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,666
	2,931,812	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,299
	1,660,086	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,890)
	2,144,156	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,598
	400,552	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,009
	3,075,277	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,576
	12,309,701	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,843
	2,702,153	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,649
	453,439	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,142
	1,470,425	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,703
	1,065,972	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,684
	5,969,169	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,392)
	1,057,301	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,887)
	870,373	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,557)
	435,186	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,278)
	435,186	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,278)
	873,350	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,566)
	2,268,352	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,664)
	873,350	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,566)
	1,452,775	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,438
	874,544	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,468
	877,589	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,484
	1,109,075	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,861
	1,895,924	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,301)
	1,652,681	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,073
	237,155	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	584
	1,743,722	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,122)
	182,683	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(318)
	3,915,598	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,404)
	1,416,384	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,248
	698,423	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,977
	2,457,088	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,278)
	5,247,686	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,781)
EUR	6,626,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	7,104
EUR	3,313,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	6,310
EUR	4,713,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	11,594
Citibank, N.A.
	$1,718,042	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,863
	3,909,083	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,065
	3,619,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,245
Credit Suisse International
	1,303,028	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,688
	1,255,121	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,185)
	2,318,621	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,892
	2,397,245	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,145)
	2,631,138	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,647)
	2,476,075	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	4,156
	1,348,593	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,028
	108,084	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	243
	99,295	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	135
	871,231	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,181
	1,667,160	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,823
	3,220,634	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,386
	262,813	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	603
	7,974,840	49,844	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	62,253
	2,859,718	20,554	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,004
Deutsche Bank AG
	1,255,121	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,185)
Goldman Sachs International
	1,301,861	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,056
	519,934	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,281
	2,443,432	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,102
	2,443,432	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,102
	794,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,384)
	298,656	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(520)
	624,993	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	987
	93,999	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	148
	1,613,120	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,624
	628,806	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	993
	1,257,549	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,986
	37,403	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	92
	560,412	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(976)
	1,089,132	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,896)
	672,431	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,171)
	51,523	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(90)
	137,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(239)
	5,561,646	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,613
	4,813,116	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,050
	3,907,515	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,772
	3,753,045	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,055)
	7,792,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(240,773)
	4,210,415	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,707
	3,335,181	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,521
	1,760,078	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,386
	1,759,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(32,594)
	2,837,758	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,040
	2,854,167	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,546)
EUR	23,854,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(49,236)
EUR	7,876,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(16,256)
EUR	6,626,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	39,251
EUR	6,626,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	24,569
EUR	6,626,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	44,592
GBP	4,513,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	49,605
GBP	1,018,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(1,915)
JPMorgan Chase Bank N.A.
	$7,256,012	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,290
	4,210,010	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,451
	1,399,476	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,142
	3,907,866	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,773
	3,753,045	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,055)
EUR	3,313,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	9,115
EUR	3,313,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	12,418

Total		$70,398	$113,557

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$8,094
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	15,388
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	31,732
	CMBX NA BBB- Index	BBB-/P	38,247	671,000	5/11/63	300 bp	29,580
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	77,713	701,000	5/11/63	300 bp	68,659
	Credit Suisse International
	CMBX NA BB Index	—	(104,332)	5,911,000	5/11/63	(500 bp)	(9,592)
	CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	8,819
	CMBX NA BBB- Index	BBB-/P	108,669	7,507,000	5/11/63	300 bp	11,704
	CMBX NA BBB- Index	BBB-/P	85,744	7,827,000	5/11/63	300 bp	(15,355)
	CMBX NA BBB- Index	BBB-/P	153,927	11,720,000	5/11/63	300 bp	2,543
	CMBX NA BBB- Index	BBB-/P	18,957	471,000	1/17/47	300 bp	2,699
	CMBX NA BBB- Index	BBB-/P	41,272	703,000	1/17/47	300 bp	17,007
	CMBX NA BBB- Index	BBB-/P	41,840	720,000	1/17/47	300 bp	16,988
	CMBX NA BBB- Index	BBB-/P	307,478	8,639,000	1/17/47	300 bp	9,288
	CMBX NA BBB- Index	BBB-/P	905,366	26,395,000	1/17/47	300 bp	(5,701)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(3,444)	498,000	5/11/63	300 bp	(9,877)
	CMBX NA BBB- Index	BBB-/P	1,834	68,000	1/17/47	300 bp	(513)
	CMBX NA BBB- Index	BBB-/P	1,683	169,000	1/17/47	300 bp	(4,150)
	CMBX NA BBB- Index	BBB-/P	678	190,000	1/17/47	300 bp	(5,880)
	CMBX NA BBB- Index	BBB-/P	681	191,000	1/17/47	300 bp	(5,911)
	CMBX NA BBB- Index	BBB-/P	1,714	401,000	1/17/47	300 bp	(12,127)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(12,412)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(12,412)
	CMBX NA BBB- Index	BBB-/P	2,668	680,000	1/17/47	300 bp	(20,804)
	CMBX NA BB Index	—	(7,082)	828,000	5/11/63	(500 bp)	6,189
	CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	2,652
	CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	1,773
	CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	9,969
	CMBX NA BB Index	—	1,936	115,000	5/11/63	(500 bp)	3,779
	CMBX NA BB Index	—	861	84,000	5/11/63	(500 bp)	2,207
	CMBX NA BB Index	—	100	82,000	5/11/63	(500 bp)	1,414
	CMBX NA BB Index	—	(3,352)	324,000	1/17/47	(500 bp)	8,613
	CMBX NA BB Index	—	(299)	150,000	1/17/47	(500 bp)	5,240
	CMBX NA BBB- Index	—	(6,354)	700,000	5/11/63	(300 bp)	2,688
	CMBX NA BBB- Index	BBB-/P	(206)	77,000	5/11/63	300 bp	(1,200)
	CMBX NA BBB- Index	BBB-/P	(1,365)	170,000	5/11/63	300 bp	(3,561)
	CMBX NA BBB- Index	BBB-/P	(2,967)	272,000	5/11/63	300 bp	(6,480)
	CMBX NA BBB- Index	BBB-/P	3,144	527,000	5/11/63	300 bp	(3,663)
	CMBX NA BBB- Index	BBB-/P	(4,959)	530,000	5/11/63	300 bp	(11,805)
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	(12,161)
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	(12,161)
	CMBX NA BBB- Index	BBB-/P	(2,151)	536,000	5/11/63	300 bp	(9,074)
	CMBX NA BBB- Index	BBB-/P	6,683	585,000	5/11/63	300 bp	(874)
	CMBX NA BBB- Index	BBB-/P	(10,098)	606,000	5/11/63	300 bp	(17,925)
	CMBX NA BBB- Index	BBB-/P	9,570	454,000	1/17/47	300 bp	(6,100)
	CMBX NA BBB- Index	BBB-/P	13,682	457,000	1/17/47	300 bp	(2,092)
	CMBX NA BBB- Index	BBB-/P	21,210	700,000	1/17/47	300 bp	(2,951)
	CMBX NA BBB- Index	BBB-/P	25,565	863,000	1/17/47	300 bp	(4,223)
	CMBX NA BBB- Index	BBB-/P	45,151	1,417,000	1/17/47	300 bp	(3,759)
	CMBX NA BBB- Index	BBB-/P	66,630	2,152,000	1/17/47	300 bp	(7,649)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(22,410)	934,000	5/11/63	(300 bp)	(10,345)
	CMBX NA BBB- Index	—	(12,034)	467,000	5/11/63	(300 bp)	(6,004)
	CMBX NA BBB- Index	BBB-/P	25,836	467,000	1/17/47	300 bp	9,716
	CMBX NA BBB- Index	BBB-/P	21,709	856,000	1/17/47	300 bp	(7,837)
	CMBX NA BBB- Index	BBB-/P	49,261	934,000	1/17/47	300 bp	17,023

	Total		$1,955,531	$49,166

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $637,553,151.
(b)	The aggregate identified cost on a tax basis is $1,175,505,307, resulting in gross unrealized appreciation and depreciation of $9,880,679 and $49,438,219, respectively, or net unrealized depreciation of $39,557,540.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$28,926,448	$60,360,695	$62,286,871	$7,628	$27,000,272
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $386,815,491 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.1%
	Greece	2.2
	Russia	1.5
	Argentina	1.4
	Venezuela	1.0
	United Kingdom	0.8
	Canada	0.7
	Luxembourg	0.5
	Mexico	0.5
	Brazil	0.5
	Other	2.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $8,537,411 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,868,694 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	6,715	—	460
Total common stocks	6,715	—	23,701
Convertible bonds and notes	—	362,594	—
Corporate bonds and notes	—	209,866,883	13
Foreign government and agency bonds and notes	—	58,720,099	—
Mortgage-backed securities	—	281,384,070	13,038,499
Preferred stocks	420,125	633,271	—
Purchased options outstanding	—	380,604	—
Purchased swap options outstanding	—	2,984,993	—
Senior loans	—	10,964,725	—
U.S. government and agency mortgage obligations	—	497,561,849	—
U.S. treasury obligations	—	462,894	—
Short-term investments	27,270,272	31,866,460	—

Totals by level	$27,697,112	$1,095,188,442	$13,062,213

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,334,822	$—
Futures contracts	(135,030)	—	—
Written options outstanding	—	(208,908)	—
Written swap options outstanding	—	(6,687,725)	—
Forward premium swap option contracts	—	(294,060)	—
TBA sale commitments	—	(253,883,444)	—
Interest rate swap contracts	—	(13,958,411)	—
Total return swap contracts	—	43,159	—
Credit default contracts	—	(1,906,365)	—

Totals by level	$(135,030)	$(274,560,932)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of October 31, 2015

Common stocks*:
Consumer cyclicals	$23,241	$—	$—	$—	$—	$—	$—	$—	$23,241
Energy	1,836	—	—	(1,376)	—	—	—	—	460
Total common stocks	$25,077	—	—	(1,376)	—	—	—	—	$23,701
Corporate bonds and notes	$13	—	—	—	—	—	—	—	$13
Mortgage-backed securities	$7,399,831	(198,895)	—	14,724	6,883,341	—	—	(1,060,502)	$13,038,499

Totals	$7,424,921	$(198,895)	$—	$13,348	$6,883,341	$—	$—	$(1,060,502)	$13,062,213

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $13,348 related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities, which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$185,516	$2,091,881
Foreign exchange contracts	3,625,139	1,290,317
Interest rate contracts	13,123,430	30,998,808

Total	$16,934,085	$34,381,006

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$105,000,000
Purchased swap option contracts (contract amount)		$1,695,300,000
Written TBA commitment option contracts (contract amount)		$191,300,000
Written swap option contracts (contract amount)		$2,006,000,000
Futures contracts (number of contracts)		500
Forward currency contracts (contract amount)		$459,500,000
OTC interest rate swap contracts (notional)		$164,800,000
Centrally cleared interest rate swap contracts (notional)		$3,289,100,000
OTC total return swap contracts (notional)		$281,900,000
OTC credit default contracts (notional)		$84,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$530,920	$61,584	$—	$93,762	$—	$—	$—	$—	$—	$—	$686,266
	Centrally cleared interest rate swap contracts§	—	—	2,473,757	—	—	—	—	—	—	—	—	—	—	—	—	2,473,757
	OTC Total return swap contracts*#	—	145,006	—	26,173	44,994	—	227,477	—	59,189	—	—	—	—	—	—	502,839
	OTC Credit default contracts*#	—	—	—	—	106,705	—	60,716	—	—	18,095	—	—	—	—	—	185,516
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	47,875	—	—	—	—	47,875
	Forward currency contracts#	301,508	380,792	—	142,655	276,522	168,603	282,160	246,607	596,704	—	—	385,838	323,677	168,682	351,391	3,625,139
	Forward premium swap option contracts#	96,670	—	—	6,658	—	—	—	—	555,146	—	—	—	—	—	—	658,474
	Purchased swap options#	1,046	—	—	29,914	841,291	—	1,278,517	—	834,225	—	—	—	—	—	—	2,984,993
	Purchased options#	—	—	—	—	—	—	—	—	380,604	—	—	—	—	—	—	380,604

	Total Assets	$399,224	$525,798	$2,473,757	$205,400	$1,269,512	$699,523	$1,910,454	$246,607	$2,519,630	$18,095	$47,875	$385,838	$323,677	$168,682	$351,391	$11,545,463

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	2,804,199	—	—	1,659,531	—	—	—	—	—	—	4,463,730
	Centrally cleared interest rate swap contracts§	—	—	1,890,221	—	—	—		—	—	—	—	—	—	—	—	1,890,221
	OTC Total return swap contracts*#	—	74,812	—	—	12,977	2,185	361,651	—	8,055	—	—	—	—	—	—	459,680
	OTC Credit default contracts*#	23,146	9,054	—	—	1,624,080	—	357,697	—	—	77,904	—	—	—	—	—	2,091,881
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	111,573	214,058	—	125,126	113,763	142,215	24,090	56,443	108,526	—	—	129,705	94,063	156,068	14,687	1,290,317
	Forward premium swap option contracts#	150,186	—	—	20,807	—	—	—	—	781,541	—	—	—	—	—	—	952,534
	Written swap options#	2,825	—	—	17,597	887,424	—	1,523,308	—	4,256,571	—	—	—	—	—	—	6,687,725
	Written options#	—	—	—	—	—	—	—	—	208,908	—	—	—	—	—	—	208,908

	Total Liabilities	$287,730	$297,924	$1,890,221	$163,530	$2,638,244	$2,948,599	$2,266,746	$56,443	$7,023,132	$77,904	$—	$129,705	$94,063	$156,068	$14,687	$18,044,996

	Total Financial and Derivative Net Assets	$111,494	$227,874	$583,536	$41,870	$(1,368,732)	$(2,249,076)	$(356,292)	$190,164	$(4,503,502)	$(59,809)	$47,875	$256,133	$229,614	$12,614	$336,704	$(6,499,533)
	Total collateral received (pledged)##†	$111,494	$197,972	$—	$—	$(1,368,732)	$(2,249,076)	$(356,292)	$112,068	$(4,503,502)	$—	$—	$150,000	$152,854	$—	$—
	Net amount	$—	$29,902	$583,536	$41,870	$—	$—	$—	$78,096	$—	$(59,809)	$47,875	$106,133	$76,760	$12,614	$336,704

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015